JPMORGAN EXCHANGE-TRADED FUNDS

JPMorgan High Yield Municipal ETF

JPMorgan Sustainable Municipal Income ETF

(each, a “Fund” and collectively, the “Funds”)

(each, a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated May 26, 2023

to the current Prospectuses, as supplemented

Portfolio Manager Retirement in June 2023. Wayne Godlin has announced his retirement from J.P. Morgan Investment Management Inc., to be effective June 30, 2023 (the “Effective Date”). As of the Effective Date, the portfolio manager information in the “Risk/Return Summary — Management” section of each Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

JPMorgan High Yield Municipal ETF

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Kevin M. Ellis	2023	Managing Director
Richard Taormina	2023	Managing Director

Messrs. Ellis and Taormina also are the portfolio managers of the JPMorgan High Yield Municipal Fund, the Fund’s predecessor, since 2018 and 2007, respectively.

JPMorgan Sustainable Municipal Income ETF

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Kevin M. Ellis	2023	Managing Director
David Sivinski	2023	Executive Director

Messrs. Ellis and Sivinski also are the portfolio managers of the JPMorgan Sustainable Municipal Income Fund, the Fund’s predecessor fund, since 2020 and 2006, respectively.

In addition, the “The Fund’s Management and Administration — The Portfolio Managers” section of each Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

JPMorgan High Yield Municipal ETF

Kevin M. Ellis, CFA charterholder and Managing Director, is the lead portfolio manager responsible for the day-to-day management of the predecessor fund. An employee of JPMIM and/or its affiliates since May 2003 and portfolio manager of the predecessor fund since 2018, Mr. Ellis is a portfolio manager in the U.S. Fixed Income Group and is responsible for managing separate accounts in the Municipal Bond Group. Richard Taormina, Managing Director, is a portfolio manager in the Municipal and Tax Aware Fixed Income Group and is responsible for overseeing the predecessor fund’s investments in taxable and tax-exempt securities. An employee since 1997, Mr. Taormina is responsible for managing municipal mutual funds, institutional fixed income accounts, and quantitative analysis. Messrs. Ellis and Taormina also are the portfolio managers of the predecessor fund, since 2018 and 2007, respectively.

SUP-PR-ETF-PM-523

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

JPMorgan Sustainable Municipal Income ETF

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers.

Kevin M. Ellis, CFA charterholder and Managing Director is the lead portfolio manager responsible for the day-to-day management of the predecessor fund. An employee of JPMIM and/or its affiliates since May 2003 and portfolio manager of the predecessor fund since 2020, Mr. Ellis is a portfolio manager in the U.S. Fixed Income Group and is responsible for managing separate accounts in the Municipal Bond Group. David Sivinski, CFA charterholder and Executive Director, has also participated in the management of the predecessor fund since March 2006. In addition to his role as portfolio manager, Mr. Sivinski coordinates municipal management for a number of high net worth clients that focus principally on single state municipal bonds. Messrs. Ellis and Sivinski also are the portfolio managers of the predecessor fund, since 2020 and 2006, respectively.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUSES FOR FUTURE REFERENCE

JPMORGAN EXCHANGE-TRADED FUNDS

JPMorgan High Yield Municipal ETF

JPMorgan Sustainable Municipal Income ETF

(each, a “Fund” and collectively, the “Funds”)

(each, a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated May 26, 2023

to the current Statements of Additional Information, as supplemented

Portfolio Manager Retirement in June 2023. Wayne Godlin has announced his retirement from J.P. Morgan Investment Management Inc., to be effective June 30, 2023 (the “Effective Date”). As of the Effective Date, the portfolio manager information in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of each Fund’s Statement of Additional Information with respect to each Fund is deleted in its entirety and replaced with the following:

The following table shows information regarding all of the other accounts managed for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of January 31, 2023:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
High Yield Municipal ETF
Kevin M. Ellis	7	$5,991,595	0	$0	108	$2,860,144
Richard Taormina	8	10,451,956	0	0	4	495,447

The following table shows information regarding all of the other accounts managed for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of January 31, 2023:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Sustainable Municipal Income ETF
Kevin M. Ellis	7	$5,991,595	0	$0	108	$2,860,144
David Sivinski	4	4,433,603	0	0	7	377,581

The following table shows information regarding the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of January 31, 2023:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
High Yield Municipal ETF
Kevin M. Ellis	0	$0	0	$0	0	$0
Richard Taormina	0	0	0	0	0	0

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.

SUP-SAI-ETF-PM-523

The following table shows information regarding the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of January 31, 2023:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Sustainable Municipal Income ETF
Kevin M. Ellis	0	$0	0	$0	0	$0
David Sivinski	0	0	0	0	0	0

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE